Related parties	12 Months Ended
Dec. 31, 2017
Related Parties
Related parties

Compensation of the members of the Board of Directors and Management

The Group`s executive management comprises the following persons:

•	Professor Niels C. Riedemann, Chief Executive Officer
•	Professor Renfeng Guo, Chief Scientific Officer
•	Arnd Christ , Chief Financial Officer
•	Othmar Zenker, Chief Medical Officer

The Group`s board of directors comprises the following persons:

Executive Directors

•	Prof. Niels C. Riedemann (CEO), since November 8, 2017
•	Prof. Renfeng Guo (CSO), since November 8, 2017

Non-executive Directors

•	Nicolas Fulpius (Chairman, Chairman of the Audit Committee), since November 8, 2017
•	Mark Kübler (Member of the Audit Committee), since November 8, 2017
•	Katrin Uschmann, since November 8, 2017 (Member of the Audit Committee, until February 5, 2018)
•	Anthony Gibney (Member of the Audit Committee), since February 6, 2018
•	Lina Ma, since November 8, 2017

The compensation of the Group’s executive management comprises of the following:

	Executive Management			non-executive Board of Directors			Total
in € thousand	2015	2016	2017	2015	2016	2017	2015	2016	2017

Short-term employee benefits	785	604	1,987	0	0	81	785	604	2,068
Share-based payments	242	660	3,187	0	208	43	242	868	3,230
Total	1,027	1,264	5,174	0	208	124	1,027	1,472	5,298

Remuneration of InflaRx’s executive management comprises fixed and variable components and sharebased payment awards. In addition, the executive management receive supplementary benefits such as fringe benefits and allowances.

In 2016, the supervisory board members of InflaRx GmbH did not receive compensation for their services on the board of directors. In 2016, InflaRx granted awards to three directors under the terms of the Board Plan (see note 13) and recorded compensation expense of €0.2 million.

In connection with the Series C preferred share financing, two members of the board were engaged to assist in sourcing potential new investors. Mr. Kübler was paid €0.2 million and Mr. Fulpius was paid €0.1 million via an entity owned and controlled by him upon the closing of the series C preferred share financing transaction in exchange for their introduction of certain investors in the financing transaction.